JPMorgan Diversified Return U.S. Mid Cap Equity ETF
Schedule of Portfolio Investments as of January 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.8%
Aerospace & Defense — 0.1%
Textron, Inc.	6,731	514,989
Automobiles & Parts — 0.7%
BorgWarner, Inc.	16,897	539,014
Gentex Corp.	41,981	1,088,148
Valvoline, Inc. *	35,985	1,335,403
		2,962,565
Banks — 2.5%
Citizens Financial Group, Inc.	9,951	473,369
Comerica, Inc.	4,615	310,682
Discover Financial Services	3,565	716,886
Fifth Third Bancorp	16,961	751,542
First Citizens BancShares, Inc., Class A	782	1,724,068
FNB Corp.	19,503	306,002
Huntington Bancshares, Inc.	98,022	1,685,978
KeyCorp	21,818	392,288
M&T Bank Corp.	6,331	1,274,050
Popular, Inc. (Puerto Rico)	12,983	1,336,470
Prosperity Bancshares, Inc.	3,443	275,440
Regions Financial Corp.	27,548	678,783
Zions Bancorp NA	6,919	400,333
		10,325,891
Beverages — 1.0%
Boston Beer Co., Inc. (The), Class A *	3,600	902,412
Coca-Cola Consolidated, Inc.	1,322	1,807,994
Molson Coors Beverage Co., Class B	27,979	1,531,850
		4,242,256
Chemicals — 4.2%
Ashland, Inc.	16,967	1,077,235
Celanese Corp.	13,759	977,439
CF Industries Holdings, Inc.	19,510	1,799,017
Eastman Chemical Co.	16,686	1,662,760
Element Solutions, Inc.	59,468	1,534,869
FMC Corp.	22,666	1,264,310
Huntsman Corp.	47,192	794,241
International Flavors & Fragrances, Inc.	14,503	1,263,066
LyondellBasell Industries NV, Class A	17,344	1,312,941
Mosaic Co. (The)	47,275	1,318,500
NewMarket Corp.	2,298	1,144,450
Olin Corp.	31,049	909,425
Scotts Miracle-Gro Co. (The)	16,969	1,204,120
Westlake Corp.	10,610	1,212,405
		17,474,778
Construction & Materials — 3.2%
A O Smith Corp.	16,737	1,126,400
Acuity Brands, Inc.	1,144	380,254
Builders FirstSource, Inc. *	8,289	1,386,584

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Construction & Materials — continued
Carlisle Cos., Inc.	3,934	1,532,136
Eagle Materials, Inc.	2,932	752,762
EMCOR Group, Inc.	3,191	1,429,759
Fortune Brands Innovations, Inc.	16,366	1,172,951
Louisiana-Pacific Corp.	9,946	1,163,384
Masco Corp.	16,438	1,303,205
Owens Corning	8,486	1,566,091
Quanta Services, Inc.	5,242	1,612,491
		13,426,017
Consumer Services — 0.5%
H&R Block, Inc.	23,951	1,324,730
Service Corp. International	7,495	585,509
		1,910,239
Electricity — 7.3%
Alliant Energy Corp.	27,705	1,631,271
Brookfield Renewable Corp. (Canada)	43,071	1,149,565
Clearway Energy, Inc., Class C	45,332	1,175,459
CMS Energy Corp.	24,041	1,586,706
Consolidated Edison, Inc.	16,091	1,508,370
DTE Energy Co.	13,122	1,573,065
Edison International	18,909	1,021,086
Entergy Corp.	22,884	1,855,435
Evergy, Inc.	26,797	1,719,564
Exelon Corp.	34,253	1,370,120
FirstEnergy Corp.	36,754	1,462,809
IDACORP, Inc.	11,137	1,224,402
NRG Energy, Inc.	17,423	1,784,812
OGE Energy Corp.	40,643	1,716,354
PG&E Corp.	80,477	1,259,465
Pinnacle West Capital Corp.	18,244	1,586,498
PPL Corp.	51,109	1,717,263
Public Service Enterprise Group, Inc.	19,347	1,616,248
Vistra Corp.	10,906	1,832,535
Xcel Energy, Inc.	24,921	1,674,691
		30,465,718
Electronic & Electrical Equipment — 1.1%
AMETEK, Inc.	8,516	1,571,713
Crane Co.	1,397	237,937
Crane NXT Co.	7,556	483,357
Hubbell, Inc.	3,718	1,572,751
IDEX Corp.	828	185,729
nVent Electric plc	10,576	688,392
		4,739,879
Finance & Credit Services — 1.1%
Ally Financial, Inc.	13,773	536,734
MGIC Investment Corp.	64,340	1,643,244

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Finance & Credit Services — continued
OneMain Holdings, Inc.	30,019	1,667,255
SLM Corp.	31,142	869,173
		4,716,406
Food Producers — 6.3%
Archer-Daniels-Midland Co.	25,095	1,285,617
BellRing Brands, Inc. *	20,830	1,611,201
Bunge Global SA	16,897	1,286,369
Conagra Brands, Inc.	48,560	1,257,218
Corteva, Inc.	23,112	1,508,520
Flowers Foods, Inc.	58,388	1,141,485
Freshpet, Inc. *	8,306	1,328,545
General Mills, Inc.	21,400	1,286,996
Hershey Co. (The)	7,388	1,102,659
Hormel Foods Corp.	39,528	1,185,049
Ingredion, Inc.	11,832	1,614,358
J M Smucker Co. (The)	11,141	1,190,861
Kellanova	19,809	1,618,990
McCormick & Co., Inc. (Non-Voting)	16,621	1,283,640
Pilgrim's Pride Corp. *	33,886	1,577,054
Post Holdings, Inc. *	13,823	1,467,450
The Campbell's Co.	32,420	1,256,923
Tyson Foods, Inc., Class A	26,099	1,474,333
US Foods Holding Corp. *	24,004	1,702,604
		26,179,872
Gas, Water & Multi-utilities — 2.3%
Ameren Corp.	1,241	116,902
Atmos Energy Corp.	12,137	1,729,644
MDU Resources Group, Inc.	31,565	562,489
National Fuel Gas Co.	25,998	1,820,640
NiSource, Inc.	46,610	1,738,553
UGI Corp.	62,118	1,908,886
WEC Energy Group, Inc.	17,535	1,740,524
		9,617,638
General Industrials — 1.2%
AptarGroup, Inc.	357	56,103
ITT, Inc.	4,647	701,790
Packaging Corp. of America	7,124	1,514,990
RPM International, Inc.	12,522	1,585,285
Silgan Holdings, Inc.	7,942	436,969
Sonoco Products Co.	11,468	546,335
		4,841,472
Health Care Providers — 3.7%
Centene Corp. *	18,607	1,191,406
Chemed Corp.	2,491	1,399,942
DaVita, Inc. *	10,735	1,891,507
Doximity, Inc., Class A *	23,092	1,364,737

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Health Care Providers — continued
Encompass Health Corp.	16,837	1,671,409
IQVIA Holdings, Inc. *	5,722	1,152,182
Molina Healthcare, Inc. *	4,057	1,259,334
Premier, Inc., Class A	37,608	852,197
Tenet Healthcare Corp. *	12,383	1,744,641
Universal Health Services, Inc., Class B	8,856	1,669,887
Veeva Systems, Inc., Class A *	4,618	1,077,195
		15,274,437
Household Goods & Home Construction — 1.7%
DR Horton, Inc.	9,027	1,280,931
Lennar Corp., Class A	9,348	1,226,832
Millrose Properties, Inc., REIT, Class A ‡ *	4,645	43,194
NVR, Inc. *	172	1,378,783
PulteGroup, Inc.	12,814	1,457,977
Toll Brothers, Inc.	11,115	1,509,528
		6,897,245
Industrial Engineering — 1.4%
Cummins, Inc.	4,595	1,636,969
Graco, Inc.	16,699	1,405,555
Lincoln Electric Holdings, Inc.	6,250	1,242,375
Snap-on, Inc.	4,830	1,715,374
		6,000,273
Industrial Materials — 0.7%
Avery Dennison Corp.	6,354	1,180,129
Hexcel Corp.	3,675	239,610
International Paper Co.	30,459	1,694,434
		3,114,173
Industrial Metals & Mining — 3.0%
Alcoa Corp.	30,218	1,067,300
Cleveland-Cliffs, Inc. *	107,551	1,101,322
Fastenal Co.	21,431	1,569,606
Nucor Corp.	9,654	1,239,863
RBC Bearings, Inc. *	4,140	1,443,825
Reliance, Inc.	5,280	1,528,560
Steel Dynamics, Inc.	12,525	1,605,705
Timken Co. (The)	19,491	1,564,543
United States Steel Corp.	39,900	1,470,315
		12,591,039
Industrial Support Services — 2.0%
ADT, Inc.	15,001	115,208
Booz Allen Hamilton Holding Corp.	3,936	507,744
Core & Main, Inc., Class A *	31,245	1,763,468
MSC Industrial Direct Co., Inc., Class A	16,433	1,321,377
Paychex, Inc.	7,897	1,166,150
Synchrony Financial	25,507	1,759,473

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Support Services — continued
Western Union Co. (The)	14,285	147,421
WW Grainger, Inc.	1,460	1,551,498
		8,332,339
Industrial Transportation — 1.0%
Allison Transmission Holdings, Inc.	14,691	1,726,780
Landstar System, Inc.	6,924	1,140,106
Ryder System, Inc.	7,079	1,128,463
		3,995,349
Investment Banking & Brokerage Services — 1.0%
Ameriprise Financial, Inc.	3,083	1,675,179
Cboe Global Markets, Inc.	1,646	336,327
Jefferies Financial Group, Inc.	22,086	1,698,193
Principal Financial Group, Inc.	2,540	209,423
Virtu Financial, Inc., Class A	5,571	223,174
		4,142,296
Leisure Goods — 0.7%
Garmin Ltd.	7,940	1,713,849
Harley-Davidson, Inc.	2,436	65,918
Pool Corp.	1,525	524,981
Thor Industries, Inc.	5,458	561,301
		2,866,049
Life Insurance — 1.0%
Aflac, Inc.	15,561	1,670,940
Primerica, Inc.	3,168	919,259
Unum Group	23,034	1,756,342
		4,346,541
Media — 0.6%
Interpublic Group of Cos., Inc. (The)	4,305	123,424
Liberty Media Corp-Liberty Live, Class A *	1,249	89,891
Nexstar Media Group, Inc.	8,905	1,364,424
Omnicom Group, Inc.	11,465	995,047
		2,572,786
Medical Equipment & Services — 4.6%
Agilent Technologies, Inc.	9,076	1,375,196
Bio-Techne Corp.	3,533	259,852
Bruker Corp.	15,155	881,263
Cooper Cos., Inc. (The) *	9,242	892,315
Dentsply Sirona, Inc.	21,462	424,089
Envista Holdings Corp. *	10,462	214,680
GE HealthCare Technologies, Inc.	7,497	661,985
Globus Medical, Inc., Class A *	13,416	1,243,932
Henry Schein, Inc. *	19,216	1,537,280
Hologic, Inc. *	18,413	1,328,314
Labcorp Holdings, Inc.	5,744	1,434,851
QIAGEN NV *	23,924	1,067,984

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Medical Equipment & Services — continued
Quest Diagnostics, Inc.	10,795	1,760,664
ResMed, Inc.	7,125	1,682,783
Revvity, Inc.	11,039	1,392,349
STERIS plc	6,087	1,343,097
Teleflex, Inc.	1,952	351,828
West Pharmaceutical Services, Inc.	3,565	1,217,626
		19,070,088
Mortgage Real Estate Investment Trusts — 0.6%
Annaly Capital Management, Inc.	5,591	114,112
Rithm Capital Corp.	131,693	1,515,787
Starwood Property Trust, Inc.	49,497	957,767
		2,587,666
Non-life Insurance — 3.5%
American Financial Group, Inc.	5,631	768,969
Arch Capital Group Ltd.	4,607	428,774
Arthur J Gallagher & Co.	5,604	1,691,399
Assured Guaranty Ltd.	11,328	1,071,629
Axis Capital Holdings Ltd.	12,499	1,137,659
Brown & Brown, Inc.	6,715	702,792
CNA Financial Corp.	229	11,235
Everest Group Ltd.	3,657	1,270,844
Fidelity National Financial, Inc.	12,352	718,516
Hartford Financial Services Group, Inc. (The)	14,127	1,575,867
Loews Corp.	13,013	1,111,961
Old Republic International Corp.	45,797	1,675,254
Reinsurance Group of America, Inc.	7,679	1,749,737
White Mountains Insurance Group Ltd.	294	568,143
		14,482,779
Non-Renewable Energy — 7.3%
Antero Midstream Corp.	111,965	1,795,919
Antero Resources Corp. *	43,804	1,634,765
APA Corp.	26,543	582,088
Baker Hughes Co.	19,089	881,530
Cheniere Energy, Inc.	7,851	1,755,876
Coterra Energy, Inc.	58,268	1,615,189
Devon Energy Corp.	30,928	1,054,645
Diamondback Energy, Inc.	9,351	1,536,930
DT Midstream, Inc.	16,749	1,692,989
Expand Energy Corp.	14,704	1,493,926
Halliburton Co.	39,296	1,022,482
HF Sinclair Corp.	35,782	1,291,015
Kinder Morgan, Inc.	62,814	1,726,129
ONEOK, Inc.	16,050	1,559,578
Ovintiv, Inc.	27,597	1,165,145
Permian Resources Corp.	117,472	1,720,965
Range Resources Corp.	38,371	1,421,262

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Non-Renewable Energy — continued
Targa Resources Corp.	8,948	1,760,966
TechnipFMC plc (United Kingdom)	31,507	946,785
Texas Pacific Land Corp.	1,283	1,664,269
Viper Energy, Inc.	12,963	607,965
Williams Cos., Inc. (The)	30,811	1,707,854
		30,638,272
Personal Care, Drug & Grocery Stores — 3.8%
Albertsons Cos., Inc., Class A	67,872	1,360,834
Casey's General Stores, Inc.	4,092	1,725,883
Cencora, Inc.	6,957	1,768,539
Church & Dwight Co., Inc.	13,318	1,405,315
Clorox Co. (The)	8,759	1,389,878
Kenvue, Inc.	61,179	1,302,501
Kroger Co. (The)	29,319	1,807,223
Performance Food Group Co. *	19,148	1,729,256
Reynolds Consumer Products, Inc.	35,889	990,895
Spectrum Brands Holdings, Inc.	15,705	1,328,015
Sysco Corp.	16,070	1,171,824
		15,980,163
Personal Goods — 0.9%
Carter's, Inc.	2,796	150,760
Crocs, Inc. *	8,649	882,804
Deckers Outdoor Corp. *	8,683	1,540,017
Ralph Lauren Corp.	5,152	1,286,454
		3,860,035
Pharmaceuticals, Biotechnology & Marijuana Producers — 3.3%
Biogen, Inc. *	1,195	171,997
Cardinal Health, Inc.	13,657	1,688,825
Elanco Animal Health, Inc. *	49,327	593,404
Exelixis, Inc. *	48,142	1,595,907
Fortrea Holdings, Inc. *	6,093	102,423
Incyte Corp. *	14,227	1,055,074
Jazz Pharmaceuticals plc *	10,463	1,301,283
Medpace Holdings, Inc. *	3,661	1,278,238
Neurocrine Biosciences, Inc. *	8,308	1,261,321
Organon & Co.	39,068	607,898
Royalty Pharma plc, Class A	35,316	1,115,279
United Therapeutics Corp. *	4,629	1,625,566
Viatris, Inc.	135,183	1,524,864
		13,922,079
Precious Metals & Mining — 0.3%
Royal Gold, Inc.	8,898	1,244,118

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Real Estate Investment & Services — 0.8%
CBRE Group, Inc., Class A *	12,510	1,810,697
Jones Lang LaSalle, Inc. *	6,110	1,727,908
		3,538,605
Real Estate Investment Trusts — 9.6%
American Homes 4 Rent, Class A	30,391	1,052,440
AvalonBay Communities, Inc.	7,281	1,612,814
Brixmor Property Group, Inc.	57,485	1,498,059
Camden Property Trust	10,540	1,198,503
Cousins Properties, Inc.	35,773	1,092,150
CubeSmart	31,349	1,307,253
EastGroup Properties, Inc.	5,808	985,153
EPR Properties	31,052	1,431,497
Equity Residential	17,022	1,202,264
Essex Property Trust, Inc.	4,400	1,252,108
Federal Realty Investment Trust	6,934	753,240
First Industrial Realty Trust, Inc.	19,366	1,033,951
Gaming and Leisure Properties, Inc.	31,111	1,505,461
Highwoods Properties, Inc.	40,501	1,206,525
Host Hotels & Resorts, Inc.	75,119	1,255,238
Iron Mountain, Inc.	14,327	1,455,193
Kilroy Realty Corp.	31,392	1,224,916
Kimco Realty Corp.	62,146	1,395,178
Lamar Advertising Co., Class A	13,053	1,650,160
Mid-America Apartment Communities, Inc.	6,743	1,028,847
National Storage Affiliates Trust	15,933	591,911
NNN REIT, Inc.	22,559	888,599
Omega Healthcare Investors, Inc.	40,625	1,505,563
Park Hotels & Resorts, Inc.	93,583	1,262,435
Rayonier, Inc.	22,653	592,149
Regency Centers Corp.	20,912	1,502,318
Rexford Industrial Realty, Inc.	18,913	769,003
Simon Property Group, Inc.	9,507	1,652,887
STAG Industrial, Inc.	33,593	1,148,209
UDR, Inc.	28,678	1,197,020
VICI Properties, Inc.	45,821	1,364,091
Weyerhaeuser Co.	43,330	1,326,765
WP Carey, Inc.	16,803	939,456
		39,881,356
Retailers — 3.2%
AutoNation, Inc. *	7,985	1,505,572
Best Buy Co., Inc.	13,804	1,185,212
Dick's Sporting Goods, Inc.	7,205	1,729,560
Kohl's Corp. (a)	1,538	20,317
Macy's, Inc.	37,507	584,359
Penske Automotive Group, Inc.	9,046	1,498,289
Ross Stores, Inc.	9,069	1,365,429
Tapestry, Inc.	27,715	2,021,532

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Retailers — continued
Tractor Supply Co.	25,590	1,391,072
Williams-Sonoma, Inc.	9,008	1,904,021
		13,205,363
Software & Computer Services — 5.1%
Akamai Technologies, Inc. *	5,504	549,850
Amdocs Ltd.	14,722	1,298,333
ANSYS, Inc. *	4,256	1,491,728
AppLovin Corp., Class A *	4,368	1,614,369
CACI International, Inc., Class A *	3,398	1,312,511
Concentrix Corp. (a)	6,421	335,690
DocuSign, Inc. *	3,064	296,381
Dolby Laboratories, Inc., Class A	11,998	1,004,593
F5, Inc. *	5,001	1,486,597
Gartner, Inc. *	2,949	1,600,806
Gen Digital, Inc.	45,677	1,229,168
Hewlett Packard Enterprise Co.	59,463	1,260,021
Leidos Holdings, Inc.	10,376	1,473,703
Manhattan Associates, Inc. *	5,222	1,089,257
Paycom Software, Inc.	647	134,291
Pegasystems, Inc.	6,498	703,668
Science Applications International Corp.	9,734	1,053,998
SS&C Technologies Holdings, Inc.	20,191	1,634,461
Tyler Technologies, Inc. *	2,668	1,605,176
		21,174,601
Technology Hardware & Equipment — 3.6%
Avnet, Inc.	10,803	558,083
CDW Corp.	5,961	1,187,074
Cirrus Logic, Inc. *	12,272	1,232,600
Corning, Inc.	15,511	807,813
HP, Inc.	34,167	1,110,427
Jabil, Inc.	10,283	1,670,062
Microchip Technology, Inc.	15,318	831,767
Monolithic Power Systems, Inc.	1,876	1,195,706
NetApp, Inc.	11,298	1,379,486
ON Semiconductor Corp. *	16,103	842,831
Qorvo, Inc. *	7,835	650,148
Skyworks Solutions, Inc.	11,821	1,049,232
TD SYNNEX Corp.	9,672	1,378,357
Teradyne, Inc.	10,010	1,159,058
		15,052,644
Telecommunications Equipment — 1.7%
Ciena Corp. *	23,405	2,039,512
Juniper Networks, Inc.	47,071	1,640,895
Lumentum Holdings, Inc. *	18,120	1,541,287
Ubiquiti, Inc.	4,241	1,711,413
		6,933,107

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Telecommunications Service Providers — 1.4%
Charter Communications, Inc., Class A *	4,262	1,472,479
Frontier Communications Parent, Inc. *	43,999	1,573,404
GCI Liberty, Inc. Escrow ‡ *	7,824	—
Iridium Communications, Inc.	44,267	1,272,676
Liberty Broadband Corp., Class C *	4,148	317,986
Liberty Global Ltd., Class C (Belgium) *	67,484	791,587
Roku, Inc. *	4,646	384,503
		5,812,635
Travel & Leisure — 1.4%
Boyd Gaming Corp.	15,019	1,151,206
Darden Restaurants, Inc.	6,757	1,319,237
MGM Resorts International *	26,213	903,824
Texas Roadhouse, Inc.	8,708	1,577,019
Travel + Leisure Co.	5,443	295,882
Wendy's Co. (The)	30,427	451,232
		5,698,400
Waste & Disposal Services — 0.4%
Clean Harbors, Inc. *	6,904	1,608,632
Total Common Stocks (Cost $357,707,660)		416,240,790
Short-Term Investments — 0.2%
Investment Companies — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.34% (b) (c)(Cost $548,303)	548,303	548,303
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (b) (c)(Cost $360,204)	360,204	360,204
Total Short-Term Investments (Cost $908,507)		908,507
Total Investments — 100.0% (Cost $358,616,167)		417,149,297
Liabilities in Excess of Other Assets — (0.0)% ^		(33,323)
NET ASSETS — 100.0%		417,115,974

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2025. The total value of securities on loan at January 31, 2025 is $344,133.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2025.

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
Futures contracts outstanding as of January 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P MidCap 400 E-Mini Index	2	03/21/2025	USD	649,780	8,746

Abbreviations
USD	United States Dollar

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$514,989	$—	$—	$514,989
Automobiles & Parts	2,962,565	—	—	2,962,565
Banks	10,325,891	—	—	10,325,891
Beverages	4,242,256	—	—	4,242,256
Chemicals	17,474,778	—	—	17,474,778
Construction & Materials	13,426,017	—	—	13,426,017
Consumer Services	1,910,239	—	—	1,910,239
Electricity	30,465,718	—	—	30,465,718
Electronic & Electrical Equipment	4,739,879	—	—	4,739,879
Finance & Credit Services	4,716,406	—	—	4,716,406
Food Producers	26,179,872	—	—	26,179,872
Gas, Water & Multi-utilities	9,617,638	—	—	9,617,638
General Industrials	4,841,472	—	—	4,841,472
Health Care Providers	15,274,437	—	—	15,274,437
Household Goods & Home Construction	6,854,051	—	43,194	6,897,245
Industrial Engineering	6,000,273	—	—	6,000,273
Industrial Materials	3,114,173	—	—	3,114,173
Industrial Metals & Mining	12,591,039	—	—	12,591,039
Industrial Support Services	8,332,339	—	—	8,332,339
Industrial Transportation	3,995,349	—	—	3,995,349
Investment Banking & Brokerage Services	4,142,296	—	—	4,142,296
Leisure Goods	2,866,049	—	—	2,866,049
Life Insurance	4,346,541	—	—	4,346,541
Media	2,572,786	—	—	2,572,786
Medical Equipment & Services	19,070,088	—	—	19,070,088
Mortgage Real Estate Investment Trusts	2,587,666	—	—	2,587,666
Non-life Insurance	14,482,779	—	—	14,482,779
Non-Renewable Energy	30,638,272	—	—	30,638,272
Personal Care, Drug & Grocery Stores	15,980,163	—	—	15,980,163
Personal Goods	3,860,035	—	—	3,860,035
Pharmaceuticals, Biotechnology & Marijuana Producers	13,922,079	—	—	13,922,079
Precious Metals & Mining	1,244,118	—	—	1,244,118
Real Estate Investment & Services	3,538,605	—	—	3,538,605
Real Estate Investment Trusts	39,881,356	—	—	39,881,356
Retailers	13,205,363	—	—	13,205,363
Software & Computer Services	21,174,601	—	—	21,174,601
Technology Hardware & Equipment	15,052,644	—	—	15,052,644
Telecommunications Equipment	6,933,107	—	—	6,933,107
Telecommunications Service Providers	5,812,635	—	— (a)	5,812,635
Travel & Leisure	5,698,400	—	—	5,698,400
Waste & Disposal Services	1,608,632	—	—	1,608,632
Total Common Stocks	416,197,596	—	43,194	416,240,790

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$548,303	$—	$—	$548,303
Investment of Cash Collateral from Securities Loaned	360,204	—	—	360,204
Total Short-Term Investments	908,507	—	—	908,507
Total Investments in Securities	$417,106,103	$—	$43,194	$417,149,297
Appreciation in Other Financial Instruments
Futures Contracts	$8,746	$—	$—	$8,746

(a)	Value is zero.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2025	Shares at January 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (a) (b)	$167,244	$8,678,974	$8,486,014	$—	$—	$360,204	360,204	$10,422	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.34% (a) (b)	515,360	7,814,656	7,781,713	—	—	548,303	548,303	8,495	—
Total	$682,604	$16,493,630	$16,267,727	$—	$—	$908,507		$18,917	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2025.